INVENTORIES	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6.  INVENTORIES

	March 31,	March 31,
	2025	2024
	$	$
Raw materials	2,193,242	2,513,413
Finished goods	328,606	405,911
Allowance for impairment	(340,000)	(203,553)
Total inventories	2,181,848	2,715,771
Less: non-current portion	(1,294,339)	(1,293,789)
Total current portion of inventories	887,509	1,421,982

The change in the allowance for impairment of inventory in the amount of $136,447 (March 31, 2024: $203,553) was recognized as an expense and included in cost of sales.

The amount of inventories recognised as an expense and included in cost of sales for the year ended March 31, 2025 was $340,000 (2024: $203,553).